Fair value measurements and financial risk management - Biological assets (Details) - Biological assets g in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) g $ / g	Dec. 31, 2020 USD ($) g $ / g
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Harvested Cannabis plants ascribed completed (percentage)	50.00%
Harvested Cannabis plants completed (percentage)	57.00%	57.00%
Expected grams yielded
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity inputs, volume | g	14,900	9,776
Sensitivity (percentage) increase	10.00%	10.00%
Impact on Fair Value, Increase decrease	$ 6,407	$ 3,017
Average cost per gram to complete production
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity Inputs	0.97	1.78
Sensitivity (per grams) increase | $ / g	1.00	1.00
Impact on Fair Value, Increase decrease	$ 14,900	$ 9,734
Average selling price per gram, less cost
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity Inputs	4.30	3.09
Sensitivity (per grams) increase | $ / g	1.00	1.00
Impact on Fair Value, Increase decrease	$ 29,800	$ 9,713